Document and Entity Information Document	Aug. 24, 2026
Cover [Abstract]
Entity Emerging Growth Company	false
Document Type	8-K
Document Period End Date	Aug. 24, 2026
Entity Registrant Name	Elastic N.V.
Entity Incorporation, State or Country Code	P7
Entity File Number	001-38675
Entity Tax Identification Number	98-1756035
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, €0.01 Par Value
Trading Symbol	ESTC
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001707753
Soliciting Material	true